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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-21452

                          Pioneer Select Growth Fund
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  November 30


Date of reporting period:  December 1, 2007 through May 31, 2008


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.


ITEM 1. REPORTS TO SHAREOWNERS.


--------------------------------------------------------------------------------




--------------------------------------------------------------------------------

                                     PIONEER
                                     -------
                                     SELECT
                                     GROWTH
                                      FUND

                                      PSEFX
                                  Ticker Symbol

                                   Semiannual
                                     Report

                                     5/31/08

                               [LOGO]PIONEER
                                     Investments(R)

 Table of Contents
--------------------------------------------------------------------------------

Letter to Shareowners                                                          2
Portfolio Management Discussion                                                4
Portfolio Summary                                                              8
Prices and Distributions                                                       9
Performance Update                                                            10
Comparing Ongoing Fund Expenses                                               13
Schedule of Investments                                                       15
Financial Statements                                                          24
Notes to Financial Statements                                                 31
Approval of Investment Advisory Agreement                                     41
Trustees, Officers and Service Providers                                      46

                                                                     President's

Dear Shareowner,
--------------------------------------------------------------------------------
Staying diversified and keeping your portfolio invested in the markets are two general investment principles that have served investors well over time. They are particularly useful guides to keep in mind today, at a time when markets around the globe are being buffeted by problems in the financial and real estate industries and by concerns about a slowing economy.

After an extended period of steady economic growth with sustained low unemployment and low inflation, the U.S. economy ran into difficulty as 2007 drew to a close. Investors in subprime mortgages were forced to mark down the value of their assets, imperiling leveraged balance sheets. The ensuing credit crunch forced central banks in the United States and Europe to assume the role of "lender of last resort" to keep credit markets functioning. Conditions worsened in the first quarter of 2008, as falling prices, margin calls and deleveraging continued, and while the auction rate preferred market seized up. The U.S. Federal Reserve expanded its lender-of-last-resort role to include lending to primary dealers and continued to cut interest rates. By then, recession talk was widespread as concern grew that falling home prices, rising unemployment, sharply rising food and energy prices, and disruptions in financial markets posed a significant threat to economic growth.

Markets reacted poorly to the developments leading up to the near failure of Bear Stearns, with fixed-income credit spreads (the difference in rates between corporate and U.S. government bonds) widening dramatically and stock markets declining, wiping out the positive returns markets had delivered in the preceding year. Treasury bond prices rose as the market underwent a flight to quality. In the eleven weeks between the Bear Stearns event and the end of May 2008, though, there were no further market crises, recession fears faded in light of positive economic news, and stock markets rallied, recouping some of their first-quarter losses, while Treasury bond prices fell back.

The Dow Jones Industrial Average and Standard & Poor's 500 Index each fell 4%, and the NASDAQ Composite Index fell 5% over the six-month period ending May 31, 2008. The MSCI EAFE Developed Market Index of international stock markets fell 5%, and the MSCI Emerging Markets Index fell 2%. The U.S. investment-grade bond market, as measured by the Lehman Brothers Aggregate Bond Index,

Letter

rose 1% over the six-month period while the U.S. high-yield bond market, as measured by the Merrill Lynch High Yield Bond Master II Index, rose 2%.

A weak U.S. dollar and substantial fiscal and monetary stimulus are potent support for the economy. Markets remain volatile, and falling risk tolerances and deleveraging may depress asset prices in the short term, but equity and corporate bond valuations look attractive over a longer time horizon unless the U.S. economy falls into a severe and protracted recession.

Sudden swings in the markets are always to be expected, but they are difficult to time. Maintaining a long-term time horizon, being diversified, and paying attention to asset allocation are important investment principles. As always, we encourage you to work closely with your financial advisor to find the mix of stocks, bonds and money market assets that is best aligned to your particular risk tolerance and investment objective and to adhere to a strategic plan rather than letting emotions drive investment decisions.

Respectfully,

/s/Daniel K. Kingsbury

Daniel K. Kingsbury
President and CEO
Pioneer Investment Management USA, Inc.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Pioneer Select Growth Fund
--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 5/31/08
--------------------------------------------------------------------------------

Growing fears that the spreading credit crisis could undermine the health of the overall economy dominated the domestic stock market in late 2007 and the first five months of 2008. The crisis had its most significant impact on the financials sector, culminating in the collapse of investment bank Bear Stearns in March of 2008. In the following interview, Andrew D.F. Acheson, who is responsible for the day-to-day portfolio management of Pioneer Select Growth Fund, provides a review of the six months ending May 31, 2008, and of the factors that affected Fund performance during that period.

Q:  How did the Fund perform during the six months ending May 31, 2008?

A: Pioneer Select Growth Fund's Class A shares produced a total return of -9.71%, at net asset value, for the six months, trailing the -4.47% return of the benchmark Standard & Poor's 500 Index and the average -4.54% return of the 826 mutual funds in Lipper's Large Cap Growth category.

    Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

    The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Q: What were the principal factors that affected performance over the six months?

A: An ill-timed decision to increase the Fund's exposure to financial stocks, which appeared to be very attractively priced, led to the poor performance relative to the S&P index and the Lipper average. We thought financial stock values had troughed early in 2008, but the credit crisis continued to force major institutions to announce significant losses, driving stock prices even lower. The deteriorating situation climaxed in the forced sale of investment bank Bear Stearns, which was a Fund holding during much of the period, in March of 2008. Stock selection outside the financial sector was good, but the investments in financial companies pulled down overall results.

Pioneer Select Growth Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

    The period was dominated by the credit crisis that first surfaced with problems in subprime mortgages in July 2007. As a consequence of deterioration in the credit markets, financial institutions were forced to write down the values of many credit-related investments that they held, contributing to significant losses and requiring many corporations to seek new infusions of capital to strengthen their financial positions. The pervasiveness of the problem among financial companies raised concerns among many investors about the health of the overall economy. In spite of those worries, earnings among corporations outside the financials sector were quite strong in late 2007 and early 2008. Energy stocks, in particular, performed very well as world prices for oil and natural gas ascended to record heights.

Q:  What types of investments performed well for the Fund?

A: Outside our financials positions, our stock selections outperformed the overall market, as reflected by the Standard & Poor's 500 Index. Good selection in the consumer discretionary group, combined with an underweighted position in that sector, had a significant positive impact, as did our investments in the energy, information technology and materials sectors.

    Within the consumer group, the best performer was TJX, which operates several off-price retailing chains, including Marshall's and TJ Maxx. The weakening economy encouraged consumers to seek out bargains, helping lift sales at the company's discount stores. Meanwhile the same trends increased TJX's bargaining power with its suppliers, which include full-price retailers disposing of unsold inventories of brand-name products as well as the direct producers of those products. In energy, integrated oil company Hess benefited from rising oil prices, while its longer-term prospects improved because of its investments in a significant new oil field off the coast of Brazil. The focus on energy exploration and production also helped lift the value of oil field services company Weatherford International, an oil field services company with significant expertise in offshore oil development.

    Among information technology companies, performance was led by Apple, which continued to benefit from its array of popular computer, communications and music downloading devices. Other solid performers included Research in Motion, producer of the

Pioneer Select Growth Fund
--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 5/31/08                            (continued)
--------------------------------------------------------------------------------

    Blackberry hand-held messaging devices, and Oracle, a leading producer of software for large institutions. Among our investments in the materials sector, Freeport McMoRan Copper and Gold generated strong results as the world price of copper appreciated, allowing the corporation to generate free cash to pay down a substantial part of its debt.

Q:  Where did the greatest disappointments occur?

A: As we indicated earlier, our decision to increase investments in the financials sector early in 2008 produced very disappointing results. The biggest detractor was Bear Stearns, whose investments in subprime mortgages resulted in a loss of confidence and a classic "run on the bank" which led to its takeover by JP Morgan Chase, which was announced in March. While the value of our investment dropped significantly, we fortunately did sell our position a few days before the announcement of the company's forced sale at a price far below our selling price. We also had increased our positions in several other major financial institutions, including Citigroup, Lehman Brothers and Wachovia, all of which produced disappointing results in the deepening credit crisis. We sold our positions in all three companies.

    Outside the financials sector, two notable detractors were pharmaceutical companies Schering-Plough and Bristol-Myers Squibb. Schering-Plough encountered unanticipated questions about the efficacy of anti-cholesterol drug Vytorin, which was a joint venture with Merck, while Bristol-Myers Squibb's share price declined as pharmaceutical stocks in general underperformed. We have sold our position in Schering-Plough, but retained the investment in Bristol-Myers Squibb.

Q:  What is your investment outlook?

A: We remain optimistic about opportunities in the equity market, although we are very aware of some of the risks to the overall economy. Financial institutions still need to recover from the effects of the credit crisis, a process that is leading many to seek additional capital from investors. At the same time, consumers are suffering both from declining home values and from rising energy prices, which are combining to restrict their disposable incomes.

Pioneer Select Growth Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

    However, if financial institutions are able to stabilize their positions and energy prices decline from their record-highs, consumers should begin to feel some improvement in their positions.

    By historical standards, stock prices appear to be cheap, and investors should start recognizing the underlying values once we are able to see past the near-term problems from the credit crisis and high energy prices.

Investing in foreign and/or emerging markets securities involves risks relating to interest rates, currency exchange rates, economic, and political conditions. At times, the Fund's investments may represent industries or industry sectors that are interrelated or have common risks, making it more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors. The Fund is not diversified and invests in a limited number of securities and, as a result, the Fund's performance may be more volatile than the performance of funds holding more securities. These risks may increase share price volatility.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Pioneer Select Growth Fund
--------------------------------------------------------------------------------
PORTFOLIO SUMMARY 5/31/08
--------------------------------------------------------------------------------

Portfolio Diversification
--------------------------------------------------------------------------------
(As a percentage of total investment portfolio)

[THE FOLLOWING DATA IS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL]

U.S. Common Stocks                                    85.2%
Depositary Receipts for International Stocks           7.6%
Temporary Cash Investments                             7.2%

Sector Distribution
--------------------------------------------------------------------------------
(As a percentage of total equity holdings)

[THE FOLLOWING DATA IS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL]

Information Technology      41.2%
Energy                      18.3%
Industrials                 11.9%
Health Care                  9.4%
Financials                   9.0%
Materials                    5.2%
Consumer Discretionary       3.8%
Consumer Staples             1.2%

10 Largest Holdings*
--------------------------------------------------------------------------------
(As a percentage of total equity holdings)

    1.   Freeport-McMoRan Copper & Gold, Inc. (Class B)    5.18%
    2.   Apple, Inc.                                       5.05
    3.   Petrobras Brasileiro SA (A.D.R.)                  4.70
    4.   Bristol-Myers Squibb Co.                          4.59
    5.   Oracle Corp.                                      4.28
    6.   Intel Corp.                                       4.27
    7.   TJX Companies, Inc.                               3.76
    8.   Hess Corp.                                        3.58
    9.   Google, Inc.                                      3.42
   10.   Broadcom Corp.                                    3.19

* This list excludes temporary cash and derivative instruments. The portfolio is actively managed, and current holdings may be different. The holdings listed should not be considered recommendations to buy or sell any security listed.

Pioneer Select Growth Fund
--------------------------------------------------------------------------------
PRICES AND DISTRIBUTIONS
--------------------------------------------------------------------------------

Net Asset Value Per Share
--------------------------------------------------------------------------------

 Class                              5/31/08                             11/30/07
-------                            ---------                           ---------
   A                                 $9.99                              $11.08

                                    5/31/08                             12/10/07
                                   ---------                           ---------
   C                                 $9.95                              $11.41

                                    5/31/08                              4/2/08
                                   ---------                           ---------
   Y                                 $9.99                               $9.53

Distributions Per Share
--------------------------------------------------------------------------------

                                         12/1/07 - 5/31/08
                                         -----------------
                                Net
                             Investment     Short-Term      Long-Term
           Class               Income     Capital Gains   Capital Gains
           -----               ------     -------------   -------------
             A                $0.0166         $   -           $   -
             C                $     -         $   -           $   -
             Y                $     -         $   -           $   -

Pioneer Select Growth Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 5/31/08                                        CLASS A SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Select Growth Fund at public offering price, compared to that of the S&P 500 Index.

--------------------------------------------------------------------------------
Average Annual Total Returns
(As of May 31, 2008)

                                                    Net Asset    Public Offering
Period                                             Value (NAV)     Price (POP)
Life-of-Class
(12/31/03)                                            8.31%            6.87%
1 Year                                              -13.70           -18.67
--------------------------------------------------------------------------------
Expense Ratio
(Per prospectus dated April 1, 2008)
                                                     Gross             Net
                                                     4.75%            1.25%
--------------------------------------------------------------------------------

[THE FOLLOWING DATA IS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

        Pioneer
        Select
        Growth   S&P 500
         Fund     Index
12/03    9,425   10,000
5/04     9,472   10,147
5/05    10,183   10,982
5/06    12,595   11,930
5/07    15,539   14,647
5/08    13,411   13,666

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

NAV results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. POP return reflects deduction of maximum 5.75% sales charge. All results are historical and assume the reinvestment of dividends and capital gains.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The net expense ratio reflects contractual expense limitation currently in effect through 4/01/11 for Class A Shares. There can be no assurance that Pioneer will extend the expense limitation beyond such time. Please see the prospectus and financial statements for more information.

The S&P 500 Index is a commonly used measure of the broad U.S. stock market. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an index.

Pioneer Select Growth Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 5/31/08                                        CLASS C SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Select Growth Fund, compared to that of the S&P 500 Index.

--------------------------------------------------------------------------------
Average Annual Total Returns
(As of May 31, 2008)
                                                       If               If
Period                                                Held           Redeemed
Life-of-Class
(12/10/07)                                          -12.80%          -12.80%
--------------------------------------------------------------------------------
Expense Ratio
(Per prospectus dated April 1, 2008)
                                                     Gross              Net
                                                     5.50%             2.15%
--------------------------------------------------------------------------------

[THE FOLLOWING DATA IS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

        Pioneer
        Select
        Growth   S&P 500
         Fund     Index
12/07   10,000   10,000
5/08     8,844    9,620

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Class C shares held for less than one year are also subject to a 1% contingent deferred sales charge (CDSC). "If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The net expense ratio reflects contractual expense limitations currently in effect through 4/1/09 for Class C Shares. There can be no assurance that Pioneer will extend the expense limitations beyond such time. Please see the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The S&P 500 Index is a commonly used measure of the broad U.S. stock market. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an index.

Pioneer Select Growth Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 5/31/08                                        CLASS Y SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Select Growth Fund, compared to that of the S&P 500 Index.

--------------------------------------------------------------------------------
Average Annual Total Returns
(As of May 31, 2008)
                                                       If               If
Period                                                Held           Redeemed
Life-of-Class
(4/2/08)                                              4.83%            4.83%
--------------------------------------------------------------------------------
Expense Ratio
(Per prospectus dated April 1, 2008)
                                                     Gross              Net

--------------------------------------------------------------------------------

[THE FOLLOWING DATA IS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

        Pioneer
        Select
        Growth   S&P 500
         Fund     Index
4/08    10,000   10,000
5/08    10,060   10,130

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Class Y shares are not subject to sales charges and are available for limited groups of eligible investors, including institutional investors. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The S&P 500 Index is a commonly used measure of the broad U.S. stock market. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an index.

Pioneer Select Growth Fund
--------------------------------------------------------------------------------
COMPARING ONGOING FUND EXPENSES
--------------------------------------------------------------------------------

As a shareowner in the Fund, you incur two types of costs:

(1) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses; and

(2) transaction costs, including sales charges (loads) on purchase payments.

This example is intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 at the beginning of the Fund's latest six-month period and held throughout the six months.

Using the Tables

Actual Expenses

The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period as follows:

1.  Divide your account value by $1,000
    Example: an $8,600 account value [divided by] $1,000 = 8.6

2. Multiply the result in (1) above by the corresponding share class's number in the third row under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Expenses Paid on a $1,000 Investment in Pioneer Select Growth Fund

Based on actual returns from December 1, 2007 through May 31, 2008

Share Class                                  A              C**            Y**
--------------------------------------------------------------------------------
Beginning Account Value                  $1,000.00      $1,000.00      $1,000.00
On 12/1/07**
Ending Account Value                     $  902.90      $  872.00      $1,048.30
On 5/31/08
Expenses Paid During Period*             $    5.95      $    9.57      $    2.28

* Expenses are equal to the Fund's annualized expense ratio of 1.25%, 2.15%, and 1.36% for Class A, Class C and Class Y shares, respectively, multiplied by the average account value over the period, multiplied by 183/366, 174/366, and 60/366 (to reflect the partial year period).

**  12/10/07 for Class C shares and 4/2/08 for Class Y shares.

Pioneer Select Growth Fund
--------------------------------------------------------------------------------
COMPARING ONGOING FUND EXPENSES                                    (continued)
--------------------------------------------------------------------------------

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) that are charged at the time of the transaction. Therefore, the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Expenses Paid on a $1,000 Investment in Pioneer Select Growth Fund

Based on a hypothetical 5% return per year before expenses, reflecting the period from December 1, 2007 through May 31, 2008

Share Class                                  A              C**            Y**
--------------------------------------------------------------------------------
Beginning Account Value                  $1,000.00      $1,000.00      $1,000.00
On 12/1/07**
Ending Account Value                     $1,018.75      $1,013.55      $1,005.97
On 5/31/08
Expenses Paid During Period*             $    6.31      $   10.29      $    2.24

* Expenses are equal to the Fund's annualized expense ratio of 1.25%, 2.15%, and 1.36% for Class A, Class C and Class Y shares, respectively, multiplied by the average account value over the period, multiplied by 183/366, 174/366, and 60/366 (to reflect the partial year period).

**  12/10/07 for Class C shares and 4/2/08 for Class Y shares.

Pioneer Select Growth Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 5/31/08 (unaudited)
--------------------------------------------------------------------------------

Shares                                                                     Value
           COMMON STOCKS - 93.3%
           Energy - 17.1%
           Integrated Oil & Gas - 8.2%
   600     Hess Corp.                                                 $   73,686
 1,600     Petrobras Brasileiro SA (A.D.R.)*                              96,704
   140     Suncor Energy, Inc.                                             9,569
                                                                      ----------
                                                                      $  179,959
                                                                      ----------
           Oil & Gas Drilling - 2.9%
   425     Transocean Offshore, Inc.*                                 $   63,831
                                                                      ----------
           Oil & Gas Equipment & Services - 1.6%
   760     Weatherford International, Inc.*                           $   34,679
                                                                      ----------
           Oil & Gas Exploration & Production - 4.4%
   315     Devon Energy Corp.                                         $   36,521
   300     Noble Affiliates, Inc.                                         29,235
   500     XTO Energy, Inc.                                               31,810
                                                                      ----------
                                                                      $   97,566
                                                                      ----------
           Total Energy                                               $  376,035
                                                                      ----------
           Materials - 4.8%
           Diversified Metals & Mining - 4.8%
   920     Freeport-McMoRan Copper & Gold, Inc. (Class B)             $  106,453
                                                                      ----------
           Total Materials                                            $  106,453
                                                                      ----------
           Capital Goods - 11.1%
           Aerospace & Defense - 7.0%
   540     Boeing Co.                                                 $   44,696
   935     Honeywell International, Inc.                                  55,745
   750     United Technologies Corp.                                      53,280
                                                                      ----------
                                                                      $  153,721
                                                                      ----------
           Electrical Component & Equipment - 4.1%
   200     First Solar, Inc.*                                         $   53,508
   900     Suntech Power Holdings Co., Ltd. (A.D.R.)*(b)                  38,286
                                                                      ----------
                                                                      $   91,794
                                                                      ----------
           Total Capital Goods                                        $  245,515
                                                                      ----------


The accompanying notes are an integral part of these financial statements.    15

Pioneer Select Growth Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 5/31/08 (unaudited)                          (continued)
--------------------------------------------------------------------------------

 Shares                                                                    Value
            Retailing - 3.5%
            Apparel Retail - 3.5%
  2,410     TJX Companies, Inc.                                       $   77,265
                                                                      ----------
            Total Retailing                                           $   77,265
                                                                      ----------
            Food & Drug Retailing - 1.2%
            Drug Retail - 1.2%
    600     CVS Corp.                                                 $   25,674
                                                                      ----------
            Total Food & Drug Retailing                               $   25,674
                                                                      ----------
            Pharmaceuticals & Biotechnology - 8.7%
            Biotechnology - 2.9%
  1,160     Gilead Sciences, Inc.*                                    $   64,171
                                                                      ----------
            Pharmaceuticals - 5.8%
  4,145     Bristol-Myers Squibb Co.                                  $   94,465
    740     Teva Pharmaceutical Industries, Ltd.                          33,840
                                                                      ----------
                                                                      $  128,305
                                                                      ----------
            Total Pharmaceuticals & Biotechnology                     $  192,476
                                                                      ----------
            Banks - 2.8%
            Diversified Banks - 0.6%
    566     Wachovia Corp.                                            $   13,471
                                                                      ----------
            Regional Banks - 0.7%
    302     SunTrust Banks, Inc.                                      $   15,767
                                                                      ----------
            Thrifts & Mortgage Finance - 1.5%
    453     Federal National Mortgage Association                     $   12,240
  2,300     Washington Mutual, Inc. (b)                                   20,746
                                                                      ----------
                                                                      $   32,986
                                                                      ----------
            Total Banks                                               $   62,224
                                                                      ----------
            Diversified Financials - 5.6%
            Investment Banking & Brokerage - 1.7%
    200     Lehman Brothers Holdings, Inc.                            $    7,362
    200     Merrill Lynch & Co., Inc.                                      8,784
    500     Morgan Stanley                                                22,115
                                                                      ----------
                                                                      $   38,261
                                                                      ----------
            Diversified Financial Services - 0.9%
    894     Citigroup, Inc.                                           $   19,570
                                                                      ----------


16    The accompanying notes are an integral part of these financial statements.

Pioneer Select Growth Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Shares                                                                     Value
           Specialized Finance - 3.0%
   100     CME Group, Inc.                                            $   43,030
   100     IntercontinentalExchange, Inc.*                                13,820
   100     Nymex Holdings, Inc.                                            9,082
                                                                      ----------
                                                                      $   65,932
                                                                      ----------
           Total Diversified Financials                               $  123,763
                                                                      ----------
           Software & Services - 12.7%
           Internet Software & Services - 5.2%
 1,150     Akamai Technologies, Inc.*                                 $   44,908
   120     Google, Inc.*                                                  70,296
                                                                      ----------
                                                                      $  115,204
                                                                      ----------
           Systems Software - 7.5%
 1,200     BMC Software, Inc.*                                        $   48,120
   800     McAfee, Inc.*                                                  29,000
 3,855     Oracle Corp.*                                                  88,048
                                                                      ----------
                                                                      $  165,168
                                                                      ----------
           Total Software & Services                                  $  280,372
                                                                      ----------
           Technology Hardware & Equipment - 18.8%
           Communications Equipment - 12.0%
 1,820     Cisco Systems, Inc.*                                       $   48,630
 1,575     Corning, Inc.*                                                 43,061
 1,964     F5 Networks, Inc.*                                             59,018
   665     Juniper Networks, Inc.*                                        18,301
   300     Research In Motion, Ltd.*                                      41,661
 3,000     Riverbed Technology, Inc.*                                     53,850
                                                                      ----------
                                                                      $  264,521
                                                                      ----------
           Computer Hardware - 4.7%
   550     Apple, Inc.*                                               $  103,813
                                                                      ----------
           Computer Storage & Peripherals - 2.1%
 2,600     EMC Corp.*                                                 $   45,342
                                                                      ----------
           Total Technology Hardware & Equipment                      $  413,676
                                                                      ----------


The accompanying notes are an integral part of these financial statements.    17

Pioneer Select Growth Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 5/31/08 (unaudited)                          (continued)
--------------------------------------------------------------------------------

 Shares                                                                    Value
            Semiconductors - 7.0%
  2,290     Broadcom Corp.*                                           $   65,700
  3,785     Intel Corp.                                                   87,736
                                                                      ----------
                                                                      $  153,436
                                                                      ----------
            Total Semiconductors                                      $  153,436
                                                                      ----------
            TOTAL COMMON STOCKS
            (Cost $1,986,407)                                         $2,056,889
                                                                      ----------

Principal
   Amount
             TEMPORARY CASH INVESTMENTS - 7.3%
             Repurchase Agreements - 5.4%
$30,000      Bank of America, 2.25%, dated 5/30/08,
             repurchase price of $30,000 plus accrued interest
             on 6/3/08 collateralized by the following:
               $41,624 Federal National Mortgage Association,
                 5.0%, 7/1/35
               $1,325 Government National Mortgage
                 Association II, 6.0%, 5/20/38                        $   30,000
 30,000      Barclays Plc, 2.25%, dated 5/30/08, repurchase
             price of $30,000 plus accrued interest on 6/3/08
             collateralized by the following:
               $6,140 Federal National Mortgage Association
                 (ARM), 5.519%, 3/1/36
               $17,887 Federal National Mortgage Association,
                 4.5 - 5.5%, 12/1/37 - 4/1/38
               $12,295 Freddie Mac Giant, 5.5 - 6.0%, 1/1/35
                 - 2/1/38                                                 30,000
 30,000      Deutsche Bank, 2.35%, dated 5/30/08, repurchase
             price of $30,000 plus accrued interest on 6/3/08
             collateralized by the following:
               $2,751 Federal National Mortgage Association
                 (ARM), 4.778 - 5.565%, 6/1/16 - 5/1/37
               $25,783 Freddie Mac Giant, 5.0 - 6.5%, 4/1/19
                 - 6/1/38
               $13,200 U.S Treasury Strip, 0.0%, 8/15/25                  30,000


18    The accompanying notes are an integral part of these financial statements.

Pioneer Select Growth Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Principal
   Amount                                                                  Value
             Repurchase Agreements - (continued)
$30,000      Merrill Lynch, 2.32%, dated 5/30/08, repurchase
               price of $30,000 plus accrued interest on
               6/3/08 collateralized by $30,415 Federal
               National Mortgage Association, 5.5 - 6.0%,
               5/1/38                                                $    30,000
                                                                     -----------
                                                                     $   120,000
                                                                     -----------
             Security Lending Collateral - 4.8% (c)
             Certificates of Deposit:
    862      American Express, 2.72%, 8/8/08                         $       862
    232      Banco Santander NY, 2.80%, 10/7/08                              232
    646      Banco Santander NY, 3.09%, 12/22/08                             646
    968      Bank Bovespa NY, 2.705%, 8/8/08                                 968
    645      Bank of America, 2.80%, 8/22/08                                 645
    645      Bank of Nova Scotia, 3.18%, 5/05/09                             645
    387      Bank of Scotland NY, 2.7%, 8/1/08                               387
    323      Bank of Scotland NY, 2.72%, 8/15/08                             323
    323      Bank of Scotland NY, 2.73%, 7/11/08                             323
    232      Bank of Scotland NY, 2.89%, 11/4/08                             232
    387      Bank of Scotland NY, 2.96%, 11/3/08                             387
    322      Bank of Scotland NY, 3.03%, 9/26/08                             322
  1,161      Barclay's Bank, 3.18%, 5/27/09                                1,161
    645      BNP Paribas NY, 2.88%, 7/23/08                                  645
    387      Calyon NY, 2.85%, 8/25/08                                       387
    542      Calyon NY, 2.64%, 9/29/08                                       542
    205      Calyon NY, 2.69%, 01/16/09                                      205
    645      Citibank, 2.85%, 7/29/08                                        645
    535      Commonwealth Bank of Australia NY,
               2.63%, 7/11/08                                                535
    542      Deutsche Bank Financial, 2.72%, 7/30/08                         542
    258      Deutsche Bank Financial, 2.72%, 8/4/08                          258
    129      Dexia Bank NY, 2.65%, 08/12/08                                  129
    529      Dexia Bank NY, 2.69%, 8/7/08                                    529
    478      Dexia Bank NY, 3.37%, 09/29/08                                  478


The accompanying notes are an integral part of these financial statements.    19

Pioneer Select Growth Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 5/31/08 (unaudited)                          (continued)
--------------------------------------------------------------------------------

Principal
   Amount                                                                  Value
             Security Lending Collateral - (continued)
  $   55     Fortis, 3.11%, 09/30/08                                 $        55
     129     Fortis, 3.14%, 06/30/08                                         129
   1,182     Intesa SanPaolo S.p.A., 2.72%, 5/22/09                        1,182
     215     Lloyds Bank, 2.58%, 6/9/08                                      215
     562     Lloyds Bank, 2.61%, 7/11/08                                     562
     323     Lloyds Bank, 2.61%, 8/18/08                                     323
     439     Natixis, 2.83%, 8/4/08                                          439
      75     NORDEA NY, 2.72%, 4/9/09                                         75
      62     NORDEA NY, 2.73%, 12/01/08                                       62
     645     NORDEA NY, 2.81%, 8/29/08                                       645
     103     Rabobank Nederland NY, 2.37%, 8/29/08                           103
     645     Rabobank Nederland NY, 2.58%, 6/9/08                            645
     323     Royal Bank of Canada NY, 2.57%, 7/15/08                         323
     249     Skandinavian Enskilda Bank NY, 2.70%, 7/17/08                   249
     129     Skandinavian Enskilda Bank NY, 3.06%, 02/13/09                  129
      75     Skandinavian Enskilda Bank NY, 3.18%, 09/22/08                   75
     535     Svenska Bank NY, 2.55%, 7/11/08                                 535
     258     Svenska Bank NY, 2.70%, 7/17/08                                 258
     813     Toronto Dominion Bank NY, 2.77%, 9/5/08                         813
     593     Wachovia Bank, 2.82%, 6/9/08                                    593
     129     Wachovia, 3.62%,10/28/08                                        129
                                                                     -----------
                                                                     $    19,564
                                                                     -----------
             Commercial Paper:
     257     Bank of America, 2.88%, 8/11/08                         $       257
     198     Bank of America, 2.70%, 8/26/08                                 198
     193     CBA, 2.70%, 7/11/08                                             193
     513     CBA, 2.88%, 8/18/08                                             513
     129     Deutsche Bank Financial, 2.72%, 7/9/08                          129
     103     Deutsche Bank Financial, 2.88%, 6/16/08                         103
     155     HSBC, 2.67%, 6/16/08                                            155
     129     HSBC, 2.72%, 6/9/08                                             129
     639     HSBC, 2.88%, 9/29/08                                            639
     128     HSBC, 2.89%, 7/21/08                                            128
     239     IBM, 3.18%, 2/13/09                                             239


20    The accompanying notes are an integral part of these financial statements.

Pioneer Select Growth Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

 Principal
    Amount                                                                 Value
             Security Lending Collateral - (continued)
  $  645     IBM, 3.18%, 6/26/09                                     $       645
     513     ING, 2.70%, 8/13/08                                             513
     129     Lloyds Bank, 2.88%, 6/6/08                                      129
     795     Macquarie Bank, 2.87%, 6/26/08                                  795
     129     Macquarie Bank, 2.87%, 6/9/08                                   129
     193     Natixis, 2.87%, 7/10/08                                         193
     193     Natixis, 2.87%, 7/21/08                                         193
     129     PARFIN, 2.70%, 6/9/08                                           129
     159     PARFIN, 3.18%, 8/1/08                                           159
     129     RAB USA, 2.61%, 6/10/08                                         129
     255     Royal Bank of Scotland, 2.66%, 10/21/08                         255
     124     Royal Bank of Scotland, 3.00%, 6/12/08                          124
     321     Societe Generale, 2.93%, 7/30/08                                321
     129     Societe Generale, 2.98%, 7/2/08                                 129
     257     Societe Generale, 3.18%, 8/5/08                                 257
     513     Societe Generale, 3.18%, 8/22/08                                513
     257     SVSS NY, 3.18%, 8/11/08                                         257
     578     Unicredit Group, 2.89%, 7/17/08                                 578
   1,097     WestPac, 3.18%, 6/1/09                                        1,097
                                                                     -----------
                                                                     $     9,225
                                                                     -----------
             Mutual Funds:
     774     BlackRock Liquidity Money Market Fund, 3.18%            $       774
     774     Dreyfus Preferred Money Market Fund, 3.18%                      774
                                                                     -----------
                                                                     $     1,548
                                                                     -----------
             Tri-party Repurchase Agreements:
   2,580     ABN Amro, 2.2%, 6/2/08                                  $     2,580
     383     Barclay's Bank, 2.2%, 6/2/08                                    383
   1,290     Deutsche Bank, 2.3%, 6/2/08                                   1,290
   3,225     Lehman Brothers, 2.2%, 6/2/08                                 3,225
   2,580     Merrill Lynch, 2.2%, 5/1/08                                    ,580
                                                                     -----------
                                                                     $   10,0582
                                                                     -----------


The accompanying notes are an integral part of these financial statements.    21

Pioneer Select Growth Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 5/31/08 (unaudited)                          (continued)
--------------------------------------------------------------------------------

Principal
   Amount                                                                  Value
             Security Lending Collateral - (continued)
             Other:
$  385       ABS CFAT 2008-A A1, 2.88%, 12/22/08                     $       385
                                                                     -----------
             Total Securities Lending Collateral                     $    40,781
                                                                     -----------
             TOTAL TEMPORARY CASH INVESTMENTS
             (Cost $160,781)                                         $   160,781
                                                                     -----------
             OPTIONS WRITTEN - (0.0)%
             Call Option - (0.0)%
(1,000)      Juniper Networks, Inc., expiring June 2008 at $30       $       (15)
                                                                     -----------
             TOTAL OPTIONS WRITTEN
             (Cost $(44))                                            $       (15)
                                                                     -----------
             TOTAL INVESTMENT IN SECURITIES - 100.6%
             (Cost $2,147,144) (a)                                   $ 2,217,655
                                                                     -----------
             OTHER ASSETS AND LIABILITIES - (0.6)%                   $   (12,884)
                                                                     -----------
             TOTAL NET ASSETS - 100.0%                               $ 2,204,771
                                                                     ===========

*   Non-income producing security.

(A.D.R.) American Depositary Receipt.

(a) At May 31, 2008, the net unrealized gain on investments based on cost for federal income tax purposes of $2,147,144 was as follows:

       Aggregate gross unrealized gain for all investments in which there is
       an excess of value over tax cost                                         $143,158
       Aggregate gross unrealized loss for all investments in which there is
       an excess of tax cost over value                                          (72,646)
                                                                                --------
       Net unrealized gain                                                       $70,511
                                                                                ========

(b) At May 31, 2008, the following securities were out on loan:

    Shares     Description                                      Value
       500     Suntech Power Holdings Co., Ltd. (A.D.R.)*     $21,270
     2,000     Washington Mutual, Inc. (b)                     18,040
                                                              -------
               Total                                          $39,310
                                                              =======

(c) Securities lending collateral is managed by Credit Suisse.

Purchases and sales of securities (excluding temporary cash investments) for the six months ended May 31, 2008 aggregated $2,226,769 and $1,043,465, respectively.


22    The accompanying notes are an integral part of these financial statements.

Pioneer Select Growth Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

FAS 157 Footnote Disclosures

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.

Highest priority is given to Level 1 inputs and lowest priority is given to Level 3.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

The following is a summary of the inputs used as of May 31, 2008, in valuing the Fund's assets:

                                                  Investments       Other Financial
Valuation Inputs                                  in Securities     Instruments*
-----------------------------------------------------------------------------------
Level 1 - Quoted Prices                             $ 2,056,889
Level 2 - Other Significant Observable Inputs           160,766
Level 3 - Significant Unobservable Inputs                     -
                                                    -----------
Total                                               $ 2,217,655            -
                                                    ===========


The accompanying notes are an integral part of these financial statements.    23

Pioneer Select Growth Fund
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES 5/31/08 (unaudited)
--------------------------------------------------------------------------------

ASSETS:
  Investment in securities (including securities loaned of
    $39,310) (cost $2,147,144)                                        $2,217,670
  Cash                                                                     7,902
  Receivables -
    Fund shares sold                                                          58
    Dividends and interest                                                 1,847
    Due from Pioneer Investment Management, Inc.                           8,206
  Other                                                                   36,787
                                                                      ----------
     Total assets                                                     $2,272,470
                                                                      ----------
LIABILITIES:
  Payables -
    Upon return of securities loaned                                  $   40,781
  Open option contracts written (premiums received $44)                       15
  Due to Affiliates                                                          146
  Accrued expenses                                                        26,757
                                                                      ----------
     Total liabilities                                                $   67,699
                                                                      ----------
NET ASSETS:
  Paid-in capital                                                     $2,326,175
  Undistributed net investment income                                        732
  Accumulated net realized loss on investments                          (192,647)
  Net unrealized gain on investments                                      70,511
                                                                      ----------
     Total net assets                                                 $2,204,771
                                                                      ==========
NET ASSET VALUE PER SHARE:
(No par value, unlimited number of shares authorized)
  Class A (based on $1,267,430/126,920 shares)                        $     9.99
                                                                      ==========
  Class C (based on $675,396/67,889 shares)                           $     9.95
                                                                      ==========
  Class Y (based on $261,945/26,233 shares)                           $     9.99
                                                                      ==========
MAXIMUM OFFERING PRICE:
  Class A ($9.99 [divided by] 94.25%)                                 $    10.60
                                                                      ==========


24    The accompanying notes are an integral part of these financial statements.

Pioneer Select Growth Fund
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS (unaudited)
--------------------------------------------------------------------------------
For the Six Months Ended 5/31/08

INVESTMENT INCOME:
  Dividends (net of foreign taxes withheld of $323)       $13,960
  Interest                                                  1,269
  Income from securities loaned, net                          124
                                                          -------
     Total investment income                                            $   15,353
                                                                        ----------
EXPENSES:
  Management fees                                         $ 7,030
  Distribution fees
    Class A                                                 1,153
    Class C                                                 3,187
  Administrative fees                                         211
  Custodian fees                                            8,521
  Registration fees                                        23,995
  Professional fees                                        23,412
  Printing expense                                          7,750
  Fees and expenses of nonaffiliated trustees               4,209
  Miscellaneous                                             1,510
                                                          -------
     Total expenses                                                     $   80,978
     Less fees waived and expenses reimbursed by
       Pioneer Investment Management, Inc.                                 (66,365)
                                                                        ----------
     Net expenses                                                       $   14,613
                                                                        ----------
       Net investment income                                            $      740
                                                                        ----------
REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS AND WRITTEN OPTIONS:
  Net realized loss on investments                                      $ (195,830)
                                                                        ----------
  Change in net unrealized gain (loss) on:
    Investments                                           $ 4,007
    Written options                                           (29)      $    3,978
                                                          -------       ----------
  Net loss on investments                                               $ (191,852)
                                                                        ----------
  Net decrease in net assets resulting from operations                  $ (191,112)
                                                                        ==========


The accompanying notes are an integral part of these financial statements.    25

Pioneer Select Growth Fund
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
For the Six Months Ended 5/31/08 and the Year Ended 11/30/07, respectively

                                                           Six Months
                                                             Ended
                                                            5/31/08          Year Ended
                                                          (unaudited)         11/30/07
FROM OPERATIONS:
Net investment income                                     $      740         $    1,584
Net realized gain (loss) on investments                     (195,830)            70,779
Change in net unrealized gain (loss) on investments
  and written options                                          3,978            (10,667)
                                                          -----------        ----------
    Net increase (decrease) in net assets resulting
     from operations                                      $ (191,112)        $   61,696
                                                          -----------        ----------
DISTRIBUTIONS TO SHAREOWNERS:
Net investment income:
    Class A ($0.02 and $0.07 per share, respectively)     $   (1,603)        $   (3,510)
Net realized gain:
    Class A ($0.00 and $1.70 per share, respectively)              -            (85,030)
                                                          ===========        ==========
     Total distributions to shareowners                   $   (1,603)        $  (88,540)
                                                          -----------        ----------
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sale of shares                          $2,435,380         $  499,798
Reinvestment of distributions                                     10                  -
Cost of shares repurchased                                (1,108,696)                 -
                                                          -----------        ----------
    Net increase in net assets resulting from
     Fund share transactions                              $1,326,694         $  499,798
                                                          -----------        ----------
    Net increase in net assets                            $1,133,979         $  472,954
NET ASSETS:
Beginning of period                                        1,070,792            597,838
                                                          -----------        ----------
End of period                                             $2,204,771         $1,070,792
                                                          ===========        ==========
Undistributed net investment income                       $      732         $    1,595
                                                          ===========        ==========


26    The accompanying notes are an integral part of these financial statements.

Pioneer Select Growth Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                    '08 Shares     '08 Amount     '07 Shares   '07 Amount
                                   (unaudited)    (unaudited)
CLASS A
Shares sold                          127,620      $1,413,430      46,598      $499,798
Reinvestment of distributions              1              10           -             -
Less shares repurchased              (97,299)     (1,108,696)          -             -
                                     -------      ----------      ------      --------
    Net increase                      30,322      $  304,744      46,598      $499,798
                                     =======      ==========      ======      ========
CLASS C*
Shares sold                           67,889      $  771,950           -      $      -
                                     -------      ----------      ------      --------
    Net increase                      67,889      $  771,950           -      $      -
                                     =======      ==========      ======      ========
CLASS Y**
Shares sold                           26,233      $  250,000           -      $      -
                                     -------      ----------      ------      --------
    Net increase                      26,233      $  250,000           -      $      -
                                     =======      ==========      ======      ========

* Class C shares were first publicly offered on December 10, 2007. ** Class Y shares were first publicly offered on April, 2, 2008.


The accompanying notes are an integral part of these financial statements.    27

Pioneer Select Growth Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                    Six Months
                                                                       Ended
                                                                      5/31/08      Year Ended
                                                                    (unaudited)     11/30/07
CLASS A
Net asset value, beginning of period                                $   11.08      $   11.96
                                                                    ---------      ---------
Increase (decrease) from investment operations:
 Net investment income                                              $    0.02      $    0.02
 Net realized and unrealized gain (loss) on investments                 (1.09)          0.87
                                                                    ---------      ---------
  Net increase (decrease) from investment operations                $   (1.07)     $    0.89
Distributions to shareowners:
 Net investment income                                                  (0.02)         (0.07)
 Net realized gain                                                          -          (1.70)
                                                                    ---------      ---------
 Net increase (decrease) in net asset value                         $   (1.09)     $   (0.88)
                                                                    ---------      ---------
 Net asset value, end of period                                     $    9.99      $   11.08
                                                                    =========      =========
Total return*                                                           (9.71)%         7.97%
Ratio of net expenses to average net assets                              1.25%**        1.25%
Ratio of net investment income to average net assets                     0.34%**        0.25%
Portfolio turnover rate                                                   120%**          93%
Net assets, end of period (in thousands)                            $   1,267      $   1,071
Ratios with no waiver of fees and assumption of expenses by PIM and no reduction for fees paid indirectly:
  Net expenses                                                           8.28%**       12.02%
  Net investment loss                                                   (6.69)%**     (10.52)%

                                                                                               1/2/04 (a)
                                                                  Year Ended   Year Ended          to
                                                                   11/30/06     11/30/05        11/30/04
CLASS A
Net asset value, beginning of period                              $   11.50    $   10.56      $    10.00
                                                                  ---------    ---------      ----------
Increase (decrease) from investment operations:
 Net investment income                                            $    0.08    $    0.10      $     0.02
 Net realized and unrealized gain (loss) on investments                1.92         1.77            0.54
                                                                  ---------    ---------      ----------
  Net increase (decrease) from investment operations              $    2.00    $    1.87      $     0.56
Distributions to shareowners:
 Net investment income                                                (0.10)       (0.03)              -
 Net realized gain                                                    (1.44)       (0.90)              -
                                                                  ---------    ---------      ----------
 Net increase (decrease) in net asset value                       $    0.46    $    0.94      $     0.56
                                                                  ---------    ---------      ----------
 Net asset value, end of period                                   $   11.96    $   11.50      $    10.56
                                                                  =========    =========      ==========
Total return*                                                         17.56%       17.56%           5.60%(b)
Ratio of net expenses to average net assets                            1.09%        0.75%           0.75%**
Ratio of net investment income to average net assets                   0.63%        0.89%           0.19%**
Portfolio turnover rate                                                 107%         140%            145%(b)
Net assets, end of period (in thousands)                          $     598    $     575      $      528
Ratios with no waiver of fees and assumption of expenses by PIM and no reduction for fees paid indirectly:
  Net expenses                                                        12.10%       16.82%          17.85%**
  Net investment loss                                                (10.38)%     (15.18)%        (16.90)%**

(a) Class A shares commenced operations on January 2, 2004.
(b) Not annualized.
* Assumes initial investment at net asset value at the beginning of the period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of the period and no sales charges. Total return would be reduced if sales charges were taken into account.
**  Annualized.


28    The accompanying notes are an integral part of these financial statements.

Pioneer Select Growth Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                      12/10/07 to
                                                                        5/31/08
                                                                   (unaudited) (a)
CLASS C
Net asset value, beginning of period                                  $  11.41
                                                                      --------
Increase (decrease) from investment operations:
  Net investment income                                               $  (0.02)
  Net realized and unrealized gain on investments                        (1.44)
                                                                      --------
   Net increase from investment operations                            $  (1.46)
                                                                      --------
  Net increase in net asset value                                     $  (1.46)
                                                                      --------
  Net asset value, end of period                                      $   9.95
                                                                      ========
Total return*                                                           (12.80)%
Ratio of net expenses to average net assets                               2.15%**
Ratio of net investment income to average net assets                     (0.49)**
Portfolio turnover rate                                                    120%**
Net assets, end of period (in thousands)                              $    675
Ratios with no waiver of fees and assumption
  of expenses by PIM and no reduction for fees paid indirectly:
   Net expenses                                                           9.01%**
   Net investment loss                                                   (7.35)%**

(a) Class C shares commenced operations on December 10, 2007.
* Assumes initial investment at net asset value at the beginning of the period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of the period and no sales charges. Total return would be reduced if sales charges were taken into account.
**  Annualized.


The accompanying notes are an integral part of these financial statements.    29

Pioneer Select Growth Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                       4/2/08 to
                                                                        5/31/08
                                                                   (unaudited) (a)
CLASS Y
Net asset value, beginning of period                                  $   9.53
                                                                      --------
Increase from investment operations:
  Net investment income                                               $   0.01
  Net realized and unrealized gain on investments                         0.45
                                                                      --------
   Net increase from investment operations                            $   0.46
                                                                      --------
  Net increase in net asset value                                     $   0.46
                                                                      --------
  Net asset value, end of period                                      $   9.99
                                                                      ========
Total return*                                                             4.83%***
Ratio of net expenses to average net assets                               1.36%**
Ratio of net investment income to average net assets                      0.81%**
Portfolio turnover rate                                                    120%**
Net assets, end of period (in thousands)                              $    262
Ratios with no waiver of fees and assumption
  of expenses by PIM and no reduction for fees paid indirectly:
   Net expenses                                                          11.09%**
   Net investment loss                                                   (8.92)%**

(a) Class Y shares commenced operations on April 2, 2008.
* Assumes initial investment at net asset value at the beginning of the period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of the period and no sales charges. Total return would be reduced if sales charges were taken into account.
**  Annualized.
*** Not annualized.


30    The accompanying notes are an integral part of these financial statements.

Pioneer Select Growth Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 5/31/08 (unaudited)
--------------------------------------------------------------------------------

1. Organization and Significant Accounting Policies
Pioneer Select Growth Fund (the Fund) is a Delaware statutory trust registered under the Investment Company Act of 1940 as a non-diversified, open-end management investment company. The Fund was organized on October 14, 2003, and commenced operations on January 2, 2004. Pioneer Investment Management Inc.
(PIM), the Fund's investment advisor, paid all organizational costs of the Fund. Prior to January 2, 2004, the Fund had no operations other than those relating to organizational matters and the initial capitalization of the Fund by Pioneer Funds Distributor, Inc. (PFD) the principal underwriter for the Fund.

The Fund offers three classes of shares - Class A, Class C, and Class Y shares. Class C shares were first publicly offered on December 10, 2007. Class Y shares were first publicly offered April 2, 2008. Each class of shares represent an interest in the same portfolio of investments of the Fund and has equal rights to voting, redemptions, dividends and liquidation, except that each class of shares can bear different transfer agent and distribution fees and have exclusive voting right with respect to the distribution plans that have been adopted by Class A and Class C shareowners, respectively. There is no distribution plan for Class Y shares.

The Fund's financial statements have been prepared in conformity with U.S. generally accepted accounting principles that require the management of the Fund to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income, expenses and gain or loss on investments during the reporting period. Actual results could differ from those estimates.

The Fund invests in a limited number of securities and, as a result, the Fund's performance may be more volatile than the performance of funds holding more securities. These risks may increase share price volatility. At times, the Fund's investments may represent industries or industry sectors that are interrelated or have common risks, making it more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors. The Fund's prospectuses contain information regarding the Fund's principal risks. Please refer to those documents when considering the Fund's risks.

Pioneer Select Growth Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 5/31/08 (unaudited)                  (continued)
--------------------------------------------------------------------------------

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements, which are consistent with those policies generally accepted in the investment company industry:

A.  Security Valuation

    Security transactions are recorded as of trade date. The net asset value of the Fund is computed once daily, on each day the New York Stock Exchange (NYSE) is open, as of the close of regular trading on the NYSE. In computing the net asset value, securities are valued at the last sale price on the principal exchange where they are traded. Securities that have not traded on the date of valuation, or securities for which sale prices are not generally reported, are valued at the mean between the last bid and asked prices. Securities for which market quotations are not readily available are valued at their fair values as determined by, or under the direction of, the Board of Trustees. Trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. The Fund may also use the fair value of a security, including a non-U.S. security, when the closing market price on the principal exchange where the security is traded no longer reflects the value of the security. At May 31, 2008, there were no securities fair valued. Temporary cash investments are valued at cost which approximates market value.

    Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as the Fund becomes aware of the ex-dividend data in the exercise of reasonable diligence. Interest income, including interest on income bearing cash accounts, is recorded on the accrual basis, net of unrecoverable foreign taxes withheld at the applicable country rates.

    Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.

Pioneer Select Growth Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

B.  Fund Shares

    The Fund records sales and repurchases of its shares as of trade date. PFD, a wholly owned indirect subsidiary of UniCredit S.p.A. (UniCredit), earned $211 in underwriting commissions on the sale of Fund shares for the six months ended May 31, 2008.

C.  Class Allocations

    Income, common expenses and realized and unrealized gains and losses are calculated at the Fund level and allocated daily to each class of shares based on the respective percentage of adjusted net assets at the beginning of the day.

    Distribution fees are calculated based on the average daily net asset value attributable to Class A and class C shares of the Fund, respectively (see Note 4). Class Y shares are not subject to a distribution plan. Shareowners of each class participate in all expenses and fees paid to the transfer agent, Pioneer Investment Management Shareholder Services, Inc. (PIMSS), for its services, which are allocated based on the number of accounts in each class and the ratable allocation of related out-of-pocket expenses (see Note 3).

    Distributions to shareowners are recorded as of the ex-dividend date. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except that Class A, Class C, and Class Y shares can bear different transfer agent and distribution expense rates.

D.  Securities Lending

    The Fund lends securities in its portfolio to certain broker-dealers or other institutional investors. When entering into a loan, the Fund receives collateral and earns income in the form of negotiated lenders' fees. The Fund also continues to receive interest or payments in lieu of dividends on the securities loaned. Gain or loss on the fair value of the loaned securities that may occur during the term of the loan will be for the account of the Fund. The loans are secured by collateral which is required to be at least 102%, at all times, of the fair value of the securities loaned. The amount of collateral is required to be adjusted daily to reflect any price fluctuation in the value of the loaned securities. The Fund has the right

Pioneer Select Growth Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 5/31/08 (unaudited)                  (continued)
--------------------------------------------------------------------------------

    under the lending agreement to recover the securities from the borrower on demand. The Fund invests cash collateral in cash equivalent investments.

E.  Repurchase Agreements

    With respect to repurchase agreements entered into by the Fund, the value of the underlying securities (collateral), including accrued interest received from counterparties, is required to be at least equal to or in excess of the value of the repurchase agreement at the time of purchase. The collateral for all repurchase agreements is held in safekeeping in the customer-only account of the Fund's custodian, or subcustodians. PIM is responsible for determining that the value of the collateral remains at least equal to the repurchase price.

F.  Federal Income Taxes

    It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital gains, if any, to its shareowners. Therefore, no federal income tax provision is required.

    The amounts and characterizations of distributions to shareowners for financial reporting purposes are determined in accordance with federal income tax rules. Therefore, the sources of the Fund's distributions may be shown in the accompanying financial statements as from or in excess of net investment income or as from net realized gain on investment transactions, or as from paid-in capital, depending on the type of book/tax differences that may exist.

    The tax character of current year distributions payable will be determined at the end of the current fiscal year. The tax character of distributions paid during the year ended November 30, 2007 was as follows:

--------------------------------------------------------------------------------
                                                                         2007
--------------------------------------------------------------------------------
  Distributions paid from:
  Ordinary income                                                      $29,306
  Long-term capital gain                                                59,234
                                                                       -------
    Total                                                              $88,540
                                                                       -------
--------------------------------------------------------------------------------

Pioneer Select Growth Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

    The following shows the components of distributable earnings on a federal income tax basis at November 30, 2007:

--------------------------------------------------------------------------------
                                                                         2007
--------------------------------------------------------------------------------
 Undistributed ordinary income                                         $ 1,595
 Undistributed long-term gain                                            3,183
 Unrealized appreciation                                                66,533
                                                                       -------
   Total                                                               $71,311
                                                                       -------
--------------------------------------------------------------------------------

G.  Option writing

    When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or loss. The Fund as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

    Transactions in written options for the six months ended May 31, 2008 are summarized as follows:

--------------------------------------------------------------------------------
                                                        Number of     Premiums
                                                        Contracts     Received
--------------------------------------------------------------------------------
 Options outstanding at beginning of year                   -           $ -
 Options opened                                             1            44
 Options exercised                                          -             -
 Options closed                                             -             -
 Options expired                                            -             -
                                                           --           ---
 Options outstanding at end of year                         1           $44
                                                           --           ---
--------------------------------------------------------------------------------

Pioneer Select Growth Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 5/31/08 (unaudited)                  (continued)
--------------------------------------------------------------------------------

2. Management Agreement

PIM, a wholly owned indirect subsidiary of UniCredit, manages the Fund's portfolio. Management fees are calculated daily at the annual rate of 0.75% of the Fund's average daily net assets.

PIM has agreed not to impose a portion of its management fee and to assume other operating expenses of the Fund to the extent necessary to limit the Fund's expense to 1.25% and 2.15% of the average daily net assets attributable to Class A and Class C shares, respectively. These expense limitations are in effect through April 1, 2011 for Class A shares and through April 1, 2009 for Class C shares.

In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Fund. Included in "Due to affiliates" reflected on the Statement of Assets and Liabilities is $92 in management fees, administrative costs and certain other services payable to PIM at May 31, 2008.

3. Transfer Agent

Pioneer Investment Management Shareholder Services, Inc. (PIMSS), a wholly owned indirect subsidiary of UniCredit, provides substantially all transfer agent and shareowner services to the Fund at negotiated rates. There were no transfer agent fees payable to PIMSS at May 31, 2008.

4. Distribution Plans

The Fund adopted Plans of Distribution with respect to each class of shares (Class A Plan, Class B Plan, and Class C Plan) in accordance with Rule 12b-1 of the Investment Company Act of 1940. Effective February 1, 2008, under the Class A Plan, the Fund pays PFD a service fee equal to 0.25% of the average daily net assets attributable to Class A shares to finance activities primarily intended to result in the sale of Class A shares. Prior to February 1, 2008, PFD was reimbursed for service fees in an amount up to 0.25% of the average daily net assets attributable to Class A shares. Pursuant to the Plan, the Fund pays PFD 1.00% of the average daily net assets attributable to Class B and Class C shares. The fee for Class B and Class C shares consists of a 0.25% service fee and a 0.75% distribution fee paid as compensation for personal services and/or account maintenance services or distribution services with regard to Class B

Pioneer Select Growth Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

and Class C shares. For the period from November 1, 2007 through January 31, 2008, PFD was reimbursed under the Plan of Distribution for distribution expenses in an amount of up to 0.25% of the average daily net assets attributable to Class A shares. Included in "Due to affiliates" reflected on the Statement of Assets and Liabilities is $54 in distribution fees payable to PFD at May 31, 2008.

In addition, redemptions of each class of shares (except Class Y shares) may be subject to a contingent deferred sales charge (CDSC). A CDSC of 1.00% may be imposed on redemptions of certain of net asset value purchases of Class A shares within 18 months of purchase. Redemptions of Class C shares within one year of purchase are subject to a CDSC of 1.00% based on the lower of cost or market value of shares being redeemed. Proceeds from the CDSCs are paid to PFD. For the six months ended May 31, 2008, no CDSCs were paid to PFD.

5. New Pronouncements

In March 2008, Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities ("SFAS 161"), was issued and is effective for fiscal years beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about an entity's derivative and hedging activities. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Fund's financial statement disclosures

Pioneer Select Growth Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 5/31/08 (unaudited)                  (continued)
--------------------------------------------------------------------------------

ADDITIONAL INFORMATION

Results of Shareholder Meeting

At a special meeting held on May 13, 2008, shareholders of the Fund were asked to consider the proposals described below. A report of the total votes cast by the Fund's shareholders follows:

--------------------------------------------------------------------------------
                                                                       Broker
                                 For         Withhold     Abstain     Non-Votes
--------------------------------------------------------------------------------
 Proposal 1 - To elect Trustees
  John F. Cogan, Jr.         162,572.136        0            0           0
  Daniel K. Kingsbury        162,572.136        0            0           0
  David R. Bock              162,572.136        0            0           0
  Mary K. Bush               162,572.136        0            0           0
  Benjamin M. Friedman       162,572.136        0            0           0
  Margaret B.W. Graham       162,572.136        0            0           0
  Thomas J. Perna            162,572.136        0            0           0
  Marguerite A. Piret        162,572.136        0            0           0
  Stephen K. West            162,572.136        0            0           0
  John Winthrop              162,572.136        0            0           0
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                                       Broker
                                  For         Against     Abstain     Non-Votes
--------------------------------------------------------------------------------
 Proposal 2 - To approve
 an amendment to the
 Declaration of Trust        162,572.136        0            0           0
--------------------------------------------------------------------------------

Pioneer Select Growth Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                                         Broker
                                      For          Against   Abstain   Non-Votes
--------------------------------------------------------------------------------
 Proposal 3A - To approve
 changes to the Fund's
 fundamental investment
 policy relating to borrowing     162,572.136         0         0          0
 Proposal 3B - To approve
 changes to the Fund's
 fundamental investment
 policy relating to
 underwriting                     162,572.136         0         0          0
 Proposal 3C - To approve
 changes to the Fund's
 fundamental investment
 policy relating to lending       162,572.136         0         0          0
 Proposal 3D - To approve
 changes to the Fund's
 fundamental investment
 policy relating to senior
 securities                       162,572.136         0         0          0
 Proposal 3E - To approve
 changes to the Fund's
 fundamental investment
 policy relating to real
 estate                           162,572.136         0         0          0
 Proposal 3F - To approve
 changes to the Fund's
 fundamental investment
 policy relating to
 commodities                      162,572.136         0         0          0
 Proposal 3G - To approve
 changes to the Fund's
 fundamental investment
 policy relating to
 concentration                    162,572.136         0         0          0
 Proposal 3I - To approve
 the conversion of the
 Fund's investment objec-
 tive from fundamental to
 non-fundamental                  162,572.136         0         0          0
--------------------------------------------------------------------------------

Pioneer Select Growth Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 5/31/08 (unaudited)                  (continued)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                                       Broker
                                  For         Against     Abstain     Non-Votes
--------------------------------------------------------------------------------
 Proposal 4 - To approve
 an Amended and Restated
 Management Agreement
 with PIM                     162,572.136        0           0            0
--------------------------------------------------------------------------------

Pioneer Select Equity Fund
--------------------------------------------------------------------------------
APPROVAL OF INVESTMENT ADVISORY AGREEMENT
--------------------------------------------------------------------------------

Pioneer Investment Management, Inc. (PIM) serves as the Fund's investment adviser pursuant to an investment advisory agreement between PIM and the Fund. The Trustees of the Fund, as required by law, determine annually whether to continue the investment advisory agreement for the Fund. In connection with their most recent consideration of the investment advisory agreement for the Fund, the Trustees received and reviewed a substantial amount of information provided by PIM in response to requests of the independent Trustees and their independent legal counsel. The independent Trustees met on a number of occasions with PIM and also separately with their independent legal counsel to evaluate and discuss the information provided to them by PIM. At a meeting held on November 13, 2007, based on their evaluation of the information provided by PIM, the Trustees, including the independent Trustees voting separately, unanimously approved the continuation of the investment advisory agreement for another year.

At a meeting held on January 8, 2008, the Trustees considered whether an amended and restated investment advisory agreement for the Fund should be approved for an initial period ending December 31, 2009. The management fee to be paid by the Fund to PIM under the amended and restated investment advisory agreement is the same as the management fee provided in the previously approved investment advisory agreement. Based on their evaluation of the information provided by PIM, including the information provided by PIM in connection with the Trustees' most recent approval of the continuation of the previous investment advisory agreement, the Trustees, including the independent Trustees voting separately, unanimously approved the amended and restated investment advisory agreement. Shareholders of the Fund approved the amended and restated investment advisory agreement at a meeting held on May 13, 2008.

In considering the amended and restated investment advisory agreement, the Trustees considered various factors that they determined were relevant, including the factors described below. The Trustees did not identify any single factor as the controlling factor in determining to approve the amended and restated investment advisory agreement.

Nature, Extent and Quality of Services
The Trustees considered the nature, extent and quality of the services that were provided by PIM to the Fund under the previous investment

Pioneer Select Equity Fund
--------------------------------------------------------------------------------
APPROVAL OF INVESTMENT ADVISORY AGREEMENT                          (continued)
--------------------------------------------------------------------------------

advisory agreement, and that would continue to be provided by PIM to the Fund under the amended and restated investment advisory agreement, taking into account the investment objective and strategy of the Fund and the information related to the Fund provided to the Trustees at each quarterly meeting. The Trustees reviewed the terms of the amended and restated investment advisory agreement. The Trustees also reviewed PIM's investment approach for the Fund and its research process. The Trustees considered the resources of PIM and the personnel of PIM who provide investment management services to the Fund. They also considered PIM's compliance and legal resources and personnel.

In addition, the Trustees considered the other services that PIM provided under the previous investment advisory agreement and that PIM would continue to provide to the Fund under the amended and restated investment advisory agreement and that, as administrator, PIM is responsible for the administration of the Fund's business and other affairs. It was noted that PIM supervises and monitors the performance of the Fund's service providers and provides the Fund with personnel (including officers) as are necessary for the Fund's operations. The Trustees considered the fees paid to PIM for the provision of such services.

Based on these considerations, the Trustees concluded that the nature, extent and quality of services that PIM would continue to provide to the Fund under the amended and restated investment advisory agreement, were satisfactory and consistent with the terms of the amended and restated investment advisory agreement.

Performance of the Fund
The Trustees considered the performance results of the Fund over various time periods. They reviewed information comparing the Fund's performance with the average performance of its peer group of funds as classified by Morningstar, Inc. (Morningstar), an independent provider of investment company data, and with the performance of the Fund's benchmark index. The Trustees considered that the Fund's annualized total return was in the first quintile of its Morningstar category for the one and three year periods ended June 30, 2007. (In all quintile rankings referred to throughout this disclosure, first quintile is most favorable to the Fund's shareowners. Thus, highest relative performance would be first quintile and lowest relative

Pioneer Select Equity Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

expenses would also be first quintile.) The Trustees concluded that the investment performance of the Fund was satisfactory.

Management Fee and Expenses
The Trustees considered that the management fee to be paid by the Fund to PIM under the amended and restated investment advisory agreement would be the same as the management fee to be paid by the Fund under the previously approved investment advisory agreement. The Trustees considered information on the fees and expenses of the Fund in comparison to the management fees of its peer group of funds as classified by Morningstar and the expense ratios of a peer group of funds selected on the basis of criteria determined by the independent Trustees for this purpose using data provided by Strategic Insight Mutual Fund Research and Consulting, LLC (Strategic Insight), an independent third party.

The Trustees considered that the Fund's management fee currently was in the third quintile relative to the management fees paid by other funds in its peer group Morningstar category. The Trustees also considered that the Fund's expense ratio for the twelve months ended June 30, 2007 was in the second quintile relative to its Strategic Insight peer group for the comparable period. It was noted that PIM did not currently manage any accounts with an investment objective and strategies that were similar to the Fund.

The Trustees concluded that the management fee payable by the Fund to PIM was reasonable in relation to the nature and quality of services provided, taking into account the fees charged by other advisers for managing comparable mutual funds with similar strategies. The Trustees also concluded that the Fund's expense ratio was reasonable, taking into account the size of the Fund, the quality of services provided by PIM, the investment performance of the Fund and the contractual expense limitation agreed to by PIM with respect to the Fund.

Profitability
The Trustees considered information provided by PIM regarding the profitability of PIM with respect to the advisory services provided by PIM to the Fund, including the methodology used by PIM in allocating certain of its costs to the management of the Fund. The Trustees also considered PIM's profit margin in connection with the overall operation of the Fund. They further reviewed the financial results realized by PIM and its affiliates from non-fund businesses. The Trustees considered

Pioneer Select Equity Fund
--------------------------------------------------------------------------------
APPROVAL OF INVESTMENT ADVISORY AGREEMENT                          (continued)
--------------------------------------------------------------------------------

PIM's profit margins with respect to the Fund in comparison to the limited industry data available and noted that the profitability of any adviser was affected by numerous factors, including its organizational structure and method for allocating expenses. The Trustees recognized that PIM should be entitled to earn a reasonable level of profit for the services provided to the Fund. The Trustees concluded that PIM's profitability with respect to the management of the Fund was not unreasonable.

Economies of Scale
The Trustees considered the economies of scale with respect to the management of the Fund, whether the Fund had appropriately benefited from any economies of scale, and whether there was potential for realization of any further economies of scale.

The Trustees considered that, although the Fund pays a management fee at a fixed rate as a percentage of the Fund's net assets, without any breakpoints, the management fee rate paid by the Fund currently was in the third quintile relative to the management fees paid by other funds in its peer group Morningstar category for the comparable period. The Trustees also considered the Fund's small asset size and that the Fund was being offered on a limited basis. The Trustees concluded that, at current and reasonably foreseeable asset levels, breakpoints in the management fee were not currently necessary.

Other Benefits
The Trustees considered the other benefits to PIM from its relationship with the Fund. The Trustees considered that affiliates of PIM serve as the Fund's transfer agent and distributor. The Trustees considered the receipt by PIM and its affiliates of sales loads and payments under Rule 12b-1 plans in respect of the Fund and the other Pioneer funds and the benefits to PIM and its affiliates from the use of "soft" commission dollars generated by the Fund to pay for research and brokerage services. The Trustees further considered the intangible benefits to PIM by virtue of its relationship with the Fund and the other Pioneer funds. The Trustees concluded that the receipt of these benefits was reasonable in the context of the overall relationship between PIM and the Fund.

Pioneer Select Equity Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Conclusion
After consideration of the factors described above as well as other factors, the Trustees, including all of the independent Trustees, concluded that the terms of the amended and restated investment advisory agreement between PIM and the Fund, including the fees payable thereunder, were fair and reasonable and voted to approve the amended and restated investment advisory agreement for the Fund.

Pioneer Select Growth Fund
--------------------------------------------------------------------------------
TRUSTEES, OFFICERS AND SERVICE PROVIDERS
--------------------------------------------------------------------------------

Trustees                               Officers
John F. Cogan, Jr., Chairman           John F. Cogan, Jr., President
David R. Bock                          Daniel K. Kingsbury, Executive
Mary K. Bush                             Vice President
Benjamin M. Friedman                   Mark E. Bradley, Treasurer
Margaret B.W. Graham                   Dorothy E. Bourassa, Secretary
Daniel K. Kingsbury
Thomas J. Perna
Marguerite A. Piret
Stephen K. West
John Winthrop

Investment Adviser and Administrator
Pioneer Investment Management, Inc.

Custodian
Brown Brothers Harriman & Co.

Principal Underwriter
Pioneer Funds Distributor, Inc.

Legal Counsel
Bingham McCutchen LLP

Shareowner Services and Transfer Agent
Pioneer Investment Management Shareholder Services, Inc.

Proxy Voting Policies and Procedures of the Fund are available without charge, upon request, by calling our toll free number (1-800-225-6292). Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is publicly available to shareowners at www.pioneerinvestments.com. This information is also available on the Securities and Exchange Commission's web site at http://www.sec.gov.


46
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HOW TO CONTACT PIONEER
--------------------------------------------------------------------------------

We are pleased to offer a variety of convenient ways for you to contact us for assistance or information.

Call us for:

Account Information, including existing accounts,
new accounts, prospectuses, applications
and service forms                                                 1-800-225-6292

FactFone(SM) for automated fund yields, prices,
account information and transactions                              1-800-225-4321

Retirement plans information                                      1-800-622-0176

Telecommunications Device for the Deaf (TDD)                      1-800-225-1997

Write to us:

PIMSS, Inc.
P.O. Box 55014
Boston, Massachusetts 02205-5014

Our toll-free fax                                                 1-800-225-4240

Our internet e-mail address                   ask.pioneer@pioneerinvestments.com
(for general questions about Pioneer only)

Visit our web site:                                   www.pioneerinvestments.com

This report must be preceded or accompanied by a prospectus.

The Fund files a complete statement of investments with the Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's web site at http://www.sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


ITEM 2. CODE OF ETHICS.

(a) Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant has adopted, as of the end of the period covered by this report, a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer and controller.

(b) For purposes of this Item, the term "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:

        (1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

        (2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

        (3) Compliance with applicable governmental laws, rules, and regulations;

        (4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

        (5) Accountability for adherence to the code.

(c) The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 10(a), unless the registrant has elected to satisfy paragraph (f) of this Item by posting its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

The registrant has made no amendments to the code of ethics during the period covered by this report.

(d) If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

Not applicable.

(e) If the registrant intends to satisfy the disclosure requirement under paragraph (c) or (d) of this Item regarding an amendment to, or a waiver from, a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item by posting such information on its Internet website, disclose the registrant's Internet address and such intention.

Not applicable.

(f) The registrant must:

        (1) File with the Commission, pursuant to Item 10(a), a copy of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, as an exhibit to its annual report on this Form N-CSR;

        (2) Post the text of such code of ethics on its Internet website and disclose, in its most recent report on this Form N-CSR, its Internet address and the fact that it has posted such code of ethics on its Internet website; or

        (3) Undertake in its most recent report on this Form N-CSR to provide to any person without charge, upon request, a copy of such code of ethics and explain the manner in which such request may be made.
	See Item 10(2)

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant's board of trustees has determined that the registrant either:

    (i) Has at least one audit committee financial expert serving on its audit committee; or

    (ii) Does not have an audit committee financial expert serving on its audit committee.

The registrant's Board of Trustees has determined that the registrant has at least one audit committee financial expert.

    (2) If the registrant provides the disclosure required by paragraph
(a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is "independent." In order to be considered "independent" for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of trustees, or any other board committee:

    (i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

    (ii) Be an "interested person" of the investment company as defined in
         Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

Ms. Marguerite A. Piret, an independent trustee, is such an audit committee financial expert.

    (3) If the registrant provides the disclosure required by paragraph (a)(1)
(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption AUDIT FEES, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

N/A

(b) Disclose, under the caption AUDIT-RELATED FEES, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A


(c) Disclose, under the caption TAX FEES, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A


(d) Disclose, under the caption ALL OTHER FEES, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through
(c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A

(e) (1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

 PIONEER FUNDS
            APPROVAL OF AUDIT, AUDIT-RELATED, TAX AND OTHER SERVICES
                       PROVIDED BY THE INDEPENDENT AUDITOR

                  SECTION I - POLICY PURPOSE AND APPLICABILITY

The Pioneer Funds recognize the importance of maintaining the independence of their outside auditors. Maintaining independence is a shared responsibility involving Pioneer Investment Management, Inc ("PIM"), the audit committee and the independent auditors.

The Funds recognize that a Fund's independent auditors: 1) possess knowledge of the Funds, 2) are able to incorporate certain services into the scope of the audit, thereby avoiding redundant work, cost and disruption of Fund personnel and processes, and 3) have expertise that has value to the Funds. As a result, there are situations where it is desirable to use the Fund's independent auditors for services in addition to the annual audit and where the potential for conflicts of interests are minimal. Consequently, this policy, which is intended to comply with Rule 210.2-01(C)(7), sets forth guidelines and procedures to be followed by the Funds when retaining the independent audit firm to perform audit, audit-related tax and other services under those circumstances, while also maintaining independence.

Approval of a service in accordance with this policy for a Fund shall also constitute approval for any other Fund whose pre-approval is required pursuant to Rule 210.2-01(c)(7)(ii).

In addition to the procedures set forth in this policy, any non-audit services that may be provided consistently with Rule 210.2-01 may be approved by the Audit Committee itself and any pre-approval that may be waived in accordance with Rule 210.2-01(c)(7)(i)(C) is hereby waived.

Selection of a Fund's independent auditors and their compensation shall be determined by the Audit Committee and shall not be subject to this policy.

                               SECTION II - POLICY

---------------- -------------------------------- -------------------------------------------------
SERVICE           SERVICE CATEGORY DESCRIPTION      SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
CATEGORY
---------------- -------------------------------- -------------------------------------------------
I.  AUDIT        Services that are directly       o Accounting research assistance
SERVICES         related to performing the        o SEC consultation, registration
                 independent audit of the Funds     statements, and reporting
                                                  o Tax accrual related matters
                                                  o Implementation of new accounting
                                                    standards
                                                  o Compliance letters (e.g. rating agency
                                                    letters)
                                                  o Regulatory reviews and assistance
                                                    regarding financial matters
                                                  o Semi-annual reviews (if requested)
                                                  o Comfort letters for closed end
                                                    offerings
---------------- -------------------------------- -------------------------------------------------
II.              Services which are not           o AICPA attest and agreed-upon procedures
AUDIT-RELATED    prohibited under Rule            o Technology control assessments
SERVICES         210.2-01(C)(4) (the "Rule")      o Financial reporting control assessments
                 and are related extensions of    o Enterprise security architecture
                 the audit services support the     assessment
                 audit, or use the
                 knowledge/expertise gained
                 from the audit procedures as a
                 foundation to complete the
                 project.  In most cases, if
                 the Audit-Related Services are
                 not performed by the Audit
                 firm, the scope of the Audit
                 Services would likely
                 increase.  The Services are
                 typically well-defined and
                 governed by accounting
                 professional standards (AICPA,
                 SEC, etc.)
---------------- -------------------------------- -------------------------------------------------
 ------------------------------------- ------------------------------------
   AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                REPORTING POLICY
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the audit period for all          services and related fees
   pre-approved specific service         reported at each regularly
   subcategories.  Approval of the       scheduled Audit Committee
   independent auditors as               meeting.
   auditors for a Fund shall
   constitute pre approval for
   these services.
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the fund fiscal year within       services and related fees
   a specified dollar limit              (including comparison to
   for all pre-approved                  specified dollar limits)
   specific service subcategories        reported quarterly.

 o Specific approval is
   needed to exceed the
   pre-approved dollar limit for
   these services (see general
   Audit Committee approval policy
   below for details on obtaining
   specific approvals)

 o Specific approval is
   needed to use the Fund's
   auditors for Audit-Related
   Services not denoted as
   "pre-approved", or
   to add a specific service
   subcategory as "pre-approved"
 ------------------------------------- ------------------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
III. TAX SERVICES       Services which are not      o Tax planning and support
                        prohibited by the Rule,     o Tax controversy assistance
                        if an officer of the Fund   o Tax compliance, tax returns, excise
                        determines that using the     tax returns and support
                        Fund's auditor to provide   o Tax opinions
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption, or
                        the ability to maintain a
                        desired level of
                        confidentiality.
----------------------- --------------------------- -----------------------------------------------

------------------------------------- -------------------------
  AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                          REPORTING POLICY
------------------------------------- -------------------------
------------------------------------- -------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal  year             all such services and
  within a specified dollar limit       related fees
  				        (including comparison
  			                to specified dollar
  			                limits) reported
  			                quarterly.

o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for tax services not
  denoted as pre-approved, or to add a specific
  service subcategory as
  "pre-approved"
------------------------------------- -------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
IV.  OTHER SERVICES     Services which are not      o Business Risk Management support
                        prohibited by the Rule,     o Other control and regulatory
A. SYNERGISTIC,         if an officer of the Fund     compliance projects
UNIQUE QUALIFICATIONS   determines that using the
                        Fund's auditor to provide
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption,
                        the ability to maintain a
                        desired level of
                        confidentiality, or where
                        the Fund's auditors
                        posses unique or superior
                        qualifications to provide
                        these services, resulting
                        in superior value and
                        results for the Fund.
----------------------- --------------------------- -----------------------------------------------
--------------------------------------- ------------------------
    AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                            REPORTING POLICY
------------------------------------- --------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal year within       all such services and
  a specified dollar limit              related fees
  			               (including comparison
  			                to specified dollar
  				        limits) reported
                                        quarterly.
o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for "Synergistic" or
  "Unique Qualifications" Other
  Services not denoted as
  pre-approved to the left, or to
  add a specific service
  subcategory as "pre-approved"
------------------------------------- --------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- ------------------------- -----------------------------------------------
   SERVICE CATEGORY         SERVICE CATEGORY        SPECIFIC PROHIBITED SERVICE SUBCATEGORIES
                              DESCRIPTION
----------------------- ------------------------- -----------------------------------------------
PROHIBITED  SERVICES    Services which result     1. Bookkeeping or other services
                        in the auditors losing       related to the accounting records or
                        independence status          financial statements of the audit
                        under the Rule.              client*
                                                  2. Financial information systems design
                                                     and implementation*
                                                  3. Appraisal or valuation services,
                                                     fairness* opinions, or
                                                     contribution-in-kind reports
                                                  4. Actuarial services (i.e., setting
                                                     actuarial reserves versus actuarial
                                                     audit work)*
                                                  5. Internal audit outsourcing services*
                                                  6. Management functions or human
                                                     resources
                                                  7. Broker or dealer, investment
                                                     advisor, or investment banking services
                                                  8. Legal services and expert services
                                                     unrelated to the audit
                                                  9. Any other service that the Public
                                                     Company Accounting Oversight Board
                                                     determines, by regulation, is
                                                     impermissible
----------------------- ------------------------- -----------------------------------------------
------------------------------------------- ------------------------------
     AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                  REPORTING POLICY
------------------------------------------- ------------------------------
o These services are not to be              o A summary of all
  performed with the exception of the(*)      services and related
  services that may be permitted              fees reported at each
  if they would not be subject to audit       regularly scheduled
  procedures at the audit client (as          Audit Committee meeting
  defined in rule 2-01(f)(4)) level           will serve as continual
  the firm providing the service.             confirmation that has
  				              not provided any
                                              restricted services.
------------------------------------------- ------------------------------

--------------------------------------------------------------------------------
GENERAL AUDIT COMMITTEE APPROVAL POLICY:
o For all projects, the officers of the Funds and the Fund's auditors will each make an assessment to determine that any proposed projects will not impair independence.

o Potential services will be classified into the four non-restricted service categories and the "Approval of Audit, Audit-Related, Tax and Other Services" Policy above will be applied. Any services outside the specific pre-approved service subcategories set forth above must be specifically approved by the Audit Committee.

o At least quarterly, the Audit Committee shall review a report summarizing the services by service category, including fees, provided by the Audit firm as set forth in the above policy.

--------------------------------------------------------------------------------


    (2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

N/A

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

N/A

(g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

N/A


(h) Disclose whether the registrant's audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

The Fund's audit committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the Affiliates (as defined) that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Registrants

(a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17 CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)).
If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrants audit committee as specified in
Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

N/A

(b) If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17 CFR 240.10A-3(d)) regarding an exemption from the listing standards for audit committees.

N/A

Item 6. Schedule of Investments.

File Schedule I Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in 210.12-12 of Regulation S-X [17 CFR 210.12-12], unless the schedule is included as part of the report to shareholders filed under Item
1 of this Form.

Included in Item 1


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company's investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company's investment adviser, or any other third party, that the company uses, or that are used on the company's behalf, to determine how to vote proxies relating to portfolio securities.

Not applicable to open-end management investment companies.



Item 8. Portfolio Managers of Closed-End Management Investment
        Companies.

(a) If the registrant is a closed-end management investment company that is filing an annual report on this Form N-CSR,provide the following information:
(1) State the name, title, and length of service of the person or persons employed by or associated with the registrant or an investment adviser of the registrant who are primarily responsible for the day-to-day management of the registrants portfolio (Portfolio Manager). Also state each Portfolio Managers business experience during the past 5 years.


Not applicable to open-end management investment companies.


Item 9. Purchases of Equity Securities by Closed-End Management
Investment Company and Affiliated Purchasers.

(a) If the registrant is a closed-end management investment company, in the following tabular format, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any affiliated purchaser, as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrants equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781). Instruction to paragraph (a). Disclose all purchases covered by this Item, including purchases that do not satisfy the conditions of the safe harbor of Rule 10b-18 under the Exchange Act (17 CFR 240.10b-18), made in the period covered by the report. Provide disclosures covering repurchases made on a monthly basis. For example, if the reporting period began on January 16 and ended on July 15, the chart would show repurchases for the months from January 16 through February 15, February 16 through March 15, March 16 through
April 15, April 16 through May 15, May 16 through June 15, and June 16 through July 15.

Not applicable to open-end management investment companies.


Item 10. Submission of Matters to a Vote of Security Holders.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrants board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.


There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrants board of directors since the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14(A) in its definitive proxy statement, or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Act (17 CFR 270.30a-2(c))) based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph.

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.


(b) Disclose whether or not there were significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

The registrant's principal executive officer and principal financial officer, however, voluntarily are reporting the following information:

In August of 2006 the registrant's investment adviser enhanced its internal procedures for reporting performance information required to be included in prospectuses.
Those enhancements involved additional internal controls over the appropriateness of performance data generated for this purpose. Such enhancements were made following an internal review which identified prospectuses relating to certain classes of shares of a limited number of registrants where, inadvertently, performance information not reflecting the deduction of applicable sales charges was included. Those prospectuses were revised, and the revised prospectuses were distributed to shareholders.


ITEM 12. EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.



(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Select Growth Fund


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date July 30, 2008


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date July 30, 2008


By (Signature and Title)* /s/ Mark Bradley
Mark Bradley, Treasurer

Date July 30, 2008

* Print the name and title of each signing officer under his or her signature.